Revenues from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of products sales by channel
Commercialized products (without VLA2001 product sales) are sold via the following sales channels:

(In € thousand)	Year ended December 31,
	2022	2021	2020
Direct product sales	75,968	60,325	54,160
Indirect product sales (Sales through distributors)	9,260	2,678	11,778
TOTAL PRODUCT SALES	85,228	63,002	65,938

Schedule of revenue recognition on the Pfizer agreements
The following table summarizes revenue recognized on the Pfizer agreements:

(In € thousand)	2020	2021	2022	Total since inception
License incl. normal tech-transfer	25,173	(1,613)	(40,060)	(16,500)
Equipment for large scale	—	177	(277)	(100)
R&D work (for Phase 2 and additional phase 2 studies) and additional support services - including reimbursements received related directly to this PO	6,431	15,701	(5,532)	16,600
TOTAL revenue recognized	31,604	14,265	(45,869)	—

Schedule of disaggregated revenue information
Revenues as presented in the Consolidated Income Statement and in the Segment Reporting (see Note 5.4) include both revenues from contracts with customers and other revenues (mainly subleases), which are out of scope from IFRS 15:

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Product sales	65,938	—	—	—	65,938
Other revenue from contract with customers	—	—	31,604	11,814	43,419
Other non-IFRS 15 revenue	—	—	—	965	965
REVENUES	65,938	—	31,604	12,779	110,321

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Product sales	62,984	—	—	—	62,984
Other revenue from contract with customers	18	253,314	3,257	27,613	284,202
Other non-IFRS 15 revenue	—	—	—	899	899
REVENUES	63,002	253,314	3,257	28,512	348,086

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
Product sales	85,228	29,568	—	—	114,797
Other revenue from contract with customers	23	280,010	5,565	(39,888)	245,709
Other non-IFRS 15 revenue	—	—	—	797	797
REVENUES	85,251	309,578	5,565	(39,091)	361,303

Disclosure of disaggregated revenue from contract with customers by type of goods or services
The Group’s revenues from contracts with customers are disaggregated as follows:
Type of goods or service

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO®	48,480	—	—	—	48,480
DUKORAL®	13,300	—	—	—	13,300
Third party products	4,158	—	—	—	4,158
Lyme VLA15	—	—	31,604	—	31,604
Services related to clinical trial material	—	—	—	7,997	7,997
Others	—	—	—	3,817	3,817
REVENUES FROM CONTRACTS WITH CUSTOMERS	65,939	—	31,604	11,814	109,357

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO®	45,118	—	—	—	45,118
DUKORAL®	2,444	—	—	—	2,444
Third party products	15,440	—	—	—	15,440
COVID VLA2001	—	253,314	—	—	253,314
Chikungunya VLA1553	—	—	3,257	—	3,257
Lyme VLA15	—	—	—	14,265	14,265
Services related to clinical trial material	—	—	—	10,001	10,001
Others	—	—	—	3,346	3,346
REVENUES FROM CONTRACTS WITH CUSTOMERS	63,002	253,314	3,257	27,613	347,186

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
IXIARO®	41,371	—	—	—	41,371
DUKORAL®	17,335	—	—	—	17,335
Third party products	26,545	—	—	—	26,545
COVID VLA2001	—	309,578	—	—	309,578
Chikungunya VLA1553	—	—	5,565	—	5,565
Lyme VLA15	—	—	—	(45,869)	(45,869)
Services related to clinical trial material	—	—	—	3,205	3,205
Others	—	—	—	2,776	2,776
REVENUES FROM CONTRACTS WITH CUSTOMERS	85,251	309,578	5,565	(39,888)	360,506

Disclosure of disaggregated revenue from contract with customers by geographical area
Product sales per geographical segment

(In € thousand)	Year ended December 31,
	2022	2021	2020
United States	21,992	40,339	36,414
Canada	18,904	4,226	8,965
Austria	13,749	9,341	3,333
United Kingdom	10,901	2,707	1,847
Nordics	8,560	2,436	2,866
Germany	20,341	726	7,060
France	2,625	999	734
Other Europe	6,245	2,076	1,334
Rest of World	11,480	134	3,384
PRODUCT SALES	114,797	62,984	65,938
Non-current operating assets per geographical segment

(In € thousand)	As at December 31,
	2022	2021
United States	64	66
Canada	183	239
Austria	52,199	61,237
Nordics	40,250	53,020
United Kingdom	84,843	87,387
Other Europe	5,211	4,582
NON-CURRENT ASSETS	182,749	206,531
Geographical markets

YEAR ENDED DECEMBER 31, 2020 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	36,414	—	31,604	341	68,359
Canada	8,965	—	—	—	8,965
Austria	3,333	—	—	6,928	10,261
United Kingdom	1,848	—	—	1,038	2,886
Nordics	2,866	—	—	5	2,871
Germany	7,060	—	—	200	7,260
France	712	—	—	907	1,620
Other Europe	1,356	—	—	1,465	2,821
Rest of World	3,384	—	—	930	4,314
REVENUES FROM CONTRACTS WITH CUSTOMERS	65,939	—	31,604	11,814	109,357

YEAR ENDED DECEMBER 31, 2021 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	40,339	—	—	14,452	54,791
Canada	4,226	—	—	—	4,226
Austria	9,341	—	—	8,376	17,718
United Kingdom	2,721	253,314	—	40	256,075
Nordics	2,440	—	—	—	2,440
Germany	726	—	—	240	966
France	999	—	—	280	1,279
Other Europe	2,076	—	—	2,930	5,006
Rest of World	134	—	3,257	1,294	4,684
REVENUES FROM CONTRACTS WITH CUSTOMERS	63,002	253,314	3,257	27,613	347,186

YEAR ENDED DECEMBER 31, 2022 (In € thousand)	Commercialized products	COVID	Vaccine candidates	Technologies and services	Total
United States	21,992	—	—	(45,795)	(23,803)
Canada	18,904	—	—	—	18,904
Austria	11,330	7,347	—	2,433	21,109
United Kingdom	10,901	169,188	—	1,040	181,129
Nordics	7,096	4,916	—	—	12,012
Germany	4,328	64,031	—	170	68,529
France	2,644	42,617	—	1,263	46,525
Other Europe	6,084	11,923	—	733	18,740
Rest of World	1,972	9,556	5,565	268	17,360
REVENUES FROM CONTRACTS WITH CUSTOMERS	85,251	309,578	5,565	(39,888)	360,506